Segment Reporting - Long-lived Assets by Geographical Segments (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
US
Segment Reporting Information [Line Items]
Total long-lived assets	$ 4,850	$ 5,081
ITALY
Segment Reporting Information [Line Items]
Total long-lived assets	1,667	1,510
FRANCE
Segment Reporting Information [Line Items]
Total long-lived assets	931	805
SPAIN
Segment Reporting Information [Line Items]
Total long-lived assets	775	625
GERMANY
Segment Reporting Information [Line Items]
Total long-lived assets	885	808
BRAZIL
Segment Reporting Information [Line Items]
Total long-lived assets	386	436
CANADA
Segment Reporting Information [Line Items]
Total long-lived assets	565	519
CHINA
Segment Reporting Information [Line Items]
Total long-lived assets	278	280
Others Countries [Member]
Segment Reporting Information [Line Items]
Total long-lived assets	1,482	1,242
Rest of World and Other [Member]
Segment Reporting Information [Line Items]
Total long-lived assets	$ 11,819	$ 11,306